Debt Obligation (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Secured Debt Facilities, Credit Facilities, Term Loan and Bonds Payable
Long term debt	$ 3,038,297	$ 3,003,648
Amount due within one year	205,081	89,885
Amounts due beyond one year	2,833,216	2,913,763
TMCL II Secured Debt Facility
Secured Debt Facilities, Credit Facilities, Term Loan and Bonds Payable
Long term debt	951,923	886,956
TMCL IV Secured Debt Facility
Secured Debt Facilities, Credit Facilities, Term Loan and Bonds Payable
Long term debt	140,202	175,583
TL Revolving Credit Facility
Secured Debt Facilities, Credit Facilities, Term Loan and Bonds Payable
Long term debt	671,060	569,722
TL Revolving Credit Facility II
Secured Debt Facilities, Credit Facilities, Term Loan and Bonds Payable
Long term debt	174,005	158,952
TW Revolving Credit Facility
Secured Debt Facilities, Credit Facilities, Term Loan and Bonds Payable
Long term debt	122,723	156,017
TAP Funding Revolving Credit Facility
Secured Debt Facilities, Credit Facilities, Term Loan and Bonds Payable
Long term debt	149,230	128,561
TL Term Loan
Secured Debt Facilities, Credit Facilities, Term Loan and Bonds Payable
Long term debt	394,732	434,597
2013-1 Bonds
Secured Debt Facilities, Credit Facilities, Term Loan and Bonds Payable
Long term debt	200,595	229,900
2014-1 Bonds
Secured Debt Facilities, Credit Facilities, Term Loan and Bonds Payable
Long term debt	$ 233,827	$ 263,360